Filed Pursuant to Rule 497(e)
File No. 333-179562; 811-22668
PPTY - U.S. Diversified Real Estate ETF (PPTY)
(the “Fund”)
December 22, 2020
Supplement to the Summary Prospectus
dated June 30, 2020

Effective immediately, the following information replaces the section entitled “Portfolio Management” on page 5 of the Summary Prospectus:

Portfolio Management
Adviser	Vident Advisory, LLC (the “Adviser”)
Sub-Adviser	Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”)
Portfolio Managers	Austin Wen, CFA, Portfolio Manager of VIA, has been a portfolio manager of the Fund since its inception in March 2018.
Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading of VIA, has been a portfolio manager of the Fund since June 2020.
Ryan Dofflemeyer, Senior Portfolio Manager of VIA, has been a portfolio manager of the Fund since December 2020.

Please retain this Supplement with your Summary Prospectus.

Filed Pursuant to Rule 497(e)
File No. 333-179562; 811-22668
PPTY - U.S. Diversified Real Estate ETF (PPTY)
(the “Fund”)
December 22, 2020
Supplement to the Prospectus and Statement of Additional Information
each dated June 30, 2020

The Fund is jointly and primarily managed by Austin Wen, CFA, Portfolio Manager for Vident Investment Advisory, LLC (“VIA”), Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading for VIA, and Ryan Dofflemeyer, Senior Portfolio Manager for VIA. Mr. Wen has been a portfolio manager of the Fund since its inception in March 2018, Mr. Zayas has been a portfolio manager of the Fund since June 2020, and Mr. Dofflemeyer has been a portfolio manager of the Fund since December 2020.
The “Portfolio Management” section on page 6 of the Prospectus is revised as follows:

Portfolio Management
Adviser	Vident Advisory, LLC (the “Adviser”)
Sub-Adviser	Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”)
Portfolio Managers	Austin Wen, CFA, Portfolio Manager of VIA, has been a portfolio manager of the Fund since its inception in March 2018.
Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading of VIA, has been a portfolio manager of the Fund since June 2020.
Ryan Dofflemeyer, Senior Portfolio Manager of VIA, has been a portfolio manager of the Fund since December 2020.
The “Portfolio Managers” section on pages 10-11 of the Prospectus is supplemented to include the following:
Ryan Dofflemeyer is a portfolio manager for the Fund. He has over 16 years of trading and portfolio management experience across various asset classes including both ETFs and mutual funds. He is Senior Portfolio Manager for VIA, specializing in managing and trading of global equity and multi-asset portfolios. Prior to joining VIA in August 2020, he was a Senior Portfolio Manager at ProShare Advisors LLC (“ProShare”) for over $3 billion in ETF assets across global equities, commodities, and volatility strategies. Mr. Dofflemeyer held various positions with ProShare from October 2003 until August 2020. From 2001 to 2003, he was a Research Analyst at the Investment Company Institute in Washington DC. Mr. Dofflemeyer holds a BA from the University of Virginia and an MBA from the University of Maryland.
The first sentence of the “Portfolio Managers” section on page 16 of the Statement of Additional Information is revised to read as follows:
The Fund is managed by Austin Wen, CFA, Rafael Zayas, CFA, and Ryan Dofflemeyer for the Sub-Adviser (the “Portfolio Managers”).
The “Other Accounts” information contained in the “Portfolio Managers” section on page 16 of the Statement of Additional Information is supplemented to include the following:
Other Accounts. In addition to the Fund, Mr. Dofflemeyer managed the following other accounts as of November 30, 2020, none of which were subject to a performance-based management fee:

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Ryan Dofflemeyer	1	$1.5 billion	6	$109.2 million	0	$0

Please retain this Supplement with your Prospectus
and Statement of Additional Information.